Filed with the Securities and Exchange Commission on March 29, 2018

1933 Act Registration File No. 333-183956
1940 Act File No. 811-22748
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	10	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	12	[	X	]

(Check appropriate box or boxes.)

YCG Funds
(Exact Name of Registrant as Specified in Charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  512-505-2347

Mr. Peter Fetzer, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On March 30, 2018 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 10 to the Registration Statement of YCG Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 9 on Form N-1A filed March  26, 2018, with an effective date of March 30, 2018.  This PEA No. 10 is filed for the sole purpose of submitting a corrected signature page for the PEA No. 9 filed on March 26, 2018.

[Corrected Signature Page]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that this Post-Effective Amendment No. 9 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Trust has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Austin and the State of Texas, on March 26, 2018.

YCG Funds By: /s/ Brian Yacktman Brian Yacktman President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Brian Yacktman	President & Trustee	March 26, 2018
Brian Yacktman

	William Kruger*	Vice President, Treasurer and Trustee	March 26, 2018
William Kruger

	Rory McDonald*	Trustee	March 26, 2018
Rory McDonald

	Travis Oliphant*	Trustee	March 26, 2018
Travis Oliphant

	Cyril James Speirs*	Trustee	March 26, 2018
Cyril James Speirs

*By:	/s/ Brian Yacktman
Brian Yacktman, Attorney-In Fact pursuant to Power of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that this Post-Effective Amendment No. 10 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Trust has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Austin and the State of Texas, on March 29, 2018.

YCG Funds By: /s/ Brian Yacktman Brian Yacktman President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Brian Yacktman	President & Trustee	March 29, 2018
Brian Yacktman

	William Kruger*	Vice President, Treasurer and Trustee	March 29, 2018
William Kruger

	Rory McDonald*	Trustee	March 29, 2018
Rory McDonald

	Travis Oliphant*	Trustee	March 29, 2018
Travis Oliphant

	Cyril James Speirs*	Trustee	March 29, 2018
Cyril James Speirs

*By:	/s/ Brian Yacktman
Brian Yacktman, Attorney-In Fact pursuant to Power of Attorney